Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
	As at December 31, 2023		As at December 31, 2022
USD'000	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level	Note ref.
Nonrecurring fair value measurements
Accounts receivable, net of allowance for credit losses	5,471	5,471	2,573	2,573	3	8
Notes receivable, current	63	63	67	67	3	9
Notes receivable from related parties, noncurrent	-	-	64	64	3
Equity securities, at cost	486	486	472	472	3	17
Accounts payable	12,863	12,863	13,401	13,401	3	19
Notes payable	4,164	4,164	4,196	4,196	3	20
Bonds, mortgages and other long-term debt	1,820	1,820	1,850	1,850	3	22
Convertible note payable, noncurrent	1,519	1,846	1,267	1,267	3	22
Recurring fair value measurements
Equity securities, at fair value	-	-	1	1	1	18